Results for the Period	6 Months Ended
Jun. 30, 2018
Results for the Period
Results for the Period

Section 3—Results for the Period

3.1 Income taxes

The major components of income tax benefit (expense) for the six-month periods ended June 30, 2018 and 2017 are as follows:

	Six-Month Period ended June 30,
	2018	2017
	USD ‘000	USD ‘000
Current income tax benefit (expense)	161	(247,889)
Deferred income tax benefit (expense)	43	(23,885)

Income tax benefit (expense)	204	(271,774)

The income tax benefit (expense) recorded for the six-month periods ended June 30, 2018 and 2017 is reconciled as follows:

	Six-Month Period ended June 30,
	2018	2017
	USD ‘000	USD ‘000
Net (loss) income before tax	(5,474)	1,213,010

Tax benefit (expense) at the Company’s statutory income tax rate (22.0%)	1,204	(266,862)
Adjustments:
Non-deductible expenses for tax purposes	(2)	(22)
Effect of higher tax rate in Germany	(4)	(4,668)
Adjustment related to the prior year	161	—
Unrecognized deferred tax assets	(1,155)	(222)

Income tax benefit (expense)	204	(271,774)

The unrecognized net deferred tax assets at June 30, 2018 and December 31, 2017 are as follows:

	June 30,	December
	2018	31, 2017
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	4,942	4,726
Share-based payment	1,752	2,304
Other (net)	(12)	—

Unrecognized deferred tax assets, net	6,682	7,030

The tax benefit recognized during the six-month period ended June 30, 2018 of $204,000 results in part from an adjustment relating to the prior year of $161,000 and the balance relates to changes in deferred tax balances during the period.

Since there is significant uncertainty as to whether the Group will have taxable income in the future, deferred tax assets that are available at June 30, 2018 do not meet the criteria for financial statement recognition and accordingly have not been recognized in the accompanying consolidated financial statements.

Tax uncertainties

The Group exercises judgment when determining the Group’s tax position. As discussed in more detail below, significant judgments were made when determining the tax treatment of Forward Pharma USA, LLC, transfer pricing and in determining tax deductibility of certain transactions.

The Company’s Danish, German and United States tax returns are subject to periodic audit by the local tax authorities. Such audits could result in the tax authorities disagreeing with the tax filing positions taken by the Group which would expose the Group to additional taxes being assessed, including interest and penalties, that could be material. There are numerous transactions between the Company, Operations, FWP IP, FP GmbH and Forward Pharma USA, LLC where the tax authorities could challenge whether pricing of such transactions were at arm’s length. Management believes that appropriate tax filing provisions have been taken by the Company and its subsidiaries; however, there is always a risk that the tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

The Company has taken the position that Forward Pharma USA, LLC is not subject to U.S. federal or state income tax. In reaching this conclusion, significant judgment was used in evaluating the nature of the operations in the U.S., the interpretation of the U.S. and Danish tax laws, and the income tax treaty between the U.S. and Denmark. Management believes that the tax filing provisions taken in the U.S. and Denmark regarding Forward Pharma USA, LLC are correct; however, there is always a risk that the U.S. or Danish tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

As a result of the receipt of the Non-refundable Fee and the resulting taxable income in 2017, the Danish and German tax authorities have recently commenced tax audits of Group’s Danish and German tax returns. The tax audits are expected to focus on the intercompany recognition of revenue and expense to ensure that such transactions were conducted at arm’s length. There is also a risk that the tax authorities could impose additional taxable income or disallow the deductibility of expenses on intercompany cross-border transactions resulting in higher tax obligations in one or more tax jurisdictions. Management’s experience has been that the taxing authorities can be aggressive in taking positions that would increase taxable income and/or disallow deductible expenses reported. If the tax authorities are successful in increasing taxable income and/or disallowing deductible expenses in one or more localities, it would result in the Group experiencing a higher effective tax rate that could be material. Management believes that the tax positions taken with regards to intercompany transactions are in accordance with tax regulations and that appropriate tax provisions have been made in the accompanying financial statements; however, there is always a risk that the Danish and/or the German tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

Based on recent communications, the Danish and German tax authorities are conducting a joint tax audit of the Group’s Danish and German tax returns. Conducting a joint tax audit is expected to reduce the burden and cost to the Group of undergoing two audits that address similar transactions and to accelerate the resolution of disagreements through the mutual agreement procedure (“MAP”) by early involvement of Competent Authorities, if necessary. There is no assurance that the joint audit will achieve expected benefits.

During the year ended December 31, 2017, the Company made certain cash payments (the “Deduction”) to equity award holders in accordance with amendments to the Company’s article of association that were approved by the Company’s shareholders and board of directors. The Company believes the Deduction, that totaled 36.2 million EUR ($43.4 million based on the December 31, 2017 exchange rate), represents compensation for services rendered to the Company and is tax deductible for Danish tax purposes. Management believes that the tax positions taken with regards to the Deduction is in accordance with tax regulations and that appropriate tax provisions have been made in the accompanying financial statements; however, there is always a risk that the Danish authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

3.2 Net (loss) income per share

Basis for preparing per share amounts and the revision of previously report per share amounts

The amounts disclosed below have been prepared to reflect the Share Split as if it had occurred at the beginning of the earliest period presented. In addition, the Capital Reduction was effected by the annulment of 80% of the ordinary shares outstanding and was deemed, for IFRS purposes, to have been at a 15% premium (the “15% Premium”) based on the trading price of an ADS immediately before the Capital Reduction was executed. The 15% Premium, as per IAS 33 Earnings per Share, is accounted for in a manner similar to the Share Split (as the outflow of resources was greater than the reduction in the number of shares outstanding) and reflected in the below amounts as if it had occurred at the beginning of the earliest period presented. Accordingly, share and per share information previously reported has been revised to reflect the Share Split and the 15% Premium. The combined effect of the Share Split and the 15% Premium is as if a 11.5 for 1 share split had occurred at the beginning of the earliest period presented.

The following reflects the net (loss) income attributable to ordinary shareholders and share data used in the basic and diluted net (loss) income per share computations for each of the six-month periods ended June 30, 2018 and 2017:

	Six-Month Period Ended June 30, (1)
	2018	2017
	USD	USD
		Revised (2)
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted per share amounts	(5,270)	941,236

Weighted average number of ordinary shares used for basic per share amounts	94,407	542,394
Dilutive effect of outstanding options, warrants and deferred shares	—	20,027

Weighted average number of ordinary shares used for diluted per share amounts	94,407	562,421

Net (loss) income per share basic	(0.06)	1.74

Net (loss) income per share diluted	(0.06)	1.67

(1)	Amounts within the table above are in `000 except per share amounts
(2)

For purposes of computing the share and per share information above, the Share Split and the 15% Premium were deemed to have occurred on January 1, 2017 and accordingly, the amounts previously reported for the six-month period ended June 30, 2017 have been revised.

Basic per share amounts are calculated by dividing the net (loss) income for the period attributable to ordinary shareholders of the Parent by the weighted average number of ordinary shares outstanding during the period. The diluted per share amounts are calculated by dividing the net (loss) income for the period attributable to ordinary shareholders of the Parent by the weighted average number of ordinary shares outstanding during the period increased by the dilutive effect of the assumed issuance of deferred shares and exercise of outstanding options and warrants. As a result of the Company incurring a net loss for the six-month period ended June 30, 2018, the potential shares issuable related to outstanding deferred shares, options and warrants have been excluded from the calculation of diluted loss per share as the effect of such shares is anti-dilutive.

3.3 Share-based compensation

During June 2017, the Company granted 825,000 options (8.3 million after the Share Split) (the “June 2017 Options”), including 300,000 (3 million after the Share Split) that were granted to the Company’s Chief Executive Officer and 75,000 (750,000 after the Share Split) that were granted to members of the Company’s Board of Directors, that had an exercise price of $20.35 ($2.04 after the Share Split.) The terms of the June 2017 Options include antidilution protection to the holders in the event there is a distribution to the shareholders as defined in the underlying award agreements. As a result of the Capital Reduction and the antidilution protection, the exercise price of the June 2017 Options has been decreased to the nominal value of an ordinary share and the number of shares that may be subscribed for pursuant to the June 2017 Options has been reduced by 80% to 1.7 million. As of the grant date, the holders of the June 2017 Options could be due a total cash payment of 1.9 million EUR ($2.2 million based on the December 31, 2017 exchange rate) if all of the June 2017 Options vest (the “Antidilution Obligation”). For the six-month period ended June 30, 2018, an Antidilution Obligation of 309,000 EUR ($371,000) was provided for in connection with the June 2017 Options that vested during the six-month period ended June 30, 2018. At June 30, 2018, the remaining Antidilution Obligation, if all the June 2017 Options vest, is 1.2 million EUR ($1.4 million based on the June 30, 2018 exchange rate.) which is payable semi-annually on a pro rata basis over the remaining vesting period that ends on May 31, 2020. Since the June 2017 Option award agreements contain antidilution terms, payments made to the holders as the result of such terms were treated as a reduction to equity.